Expense Example - FidelityFlexInternationalIndexFund-PRO - FidelityFlexInternationalIndexFund-PRO - Fidelity Flex International Index Fund - Fidelity Flex International Index Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none